TAXES ON INCOME (Schedule Of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income (Loss) before taxes as reported in the consolidated statements of operations	$ 13,190	$ 6,853	$ (69,978)
Statutory tax rate	25.00%	26.50%	26.50%
Theoretical tax income on the above amount at the Israeli statutory tax rate	$ 3,298	$ 1,816	$ (18,544)
Non-deductible expenses	467	1,527	2,741
Non-deductible expenses related to employee stock options	268	430	886
Changes in tax rate	8,900
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	(10,055)	2,003	20,286
Other	(1,117)	66	1,132
Income tax expense	$ 1,761	$ 5,842	$ 6,501